Schedule of Ordinary Capital Stock (Details) - shares			12 Months Ended
		Dec. 28, 2021	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Equity [Abstract]
Balance beginning	[1]		2,369,995		2,369,995		2,369,995
Issued during the year		1,330,000		[1]		[1]		[1]
Balance ending	[1]		2,369,995		2,369,995		2,369,995

[1]	All year results have been adjusted for the reverse stock split (15:1) effective March 10, 2025.